Property, Plant and Equipment - Changes to Exploratory Well Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs charged to expense	¥ (8,579)	¥ (9,455)	[1]	¥ (9,689)	[1]
Construction in progress [member] | Exploratory well costs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	22,843	21,421		20,177
Additions to capitalized exploratory well costs pending the determination of proved reserves	28,045	25,165		21,847
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(15,404)	(14,288)		(10,914)
Capitalized exploratory well costs charged to expense	(8,579)	(9,455)		(9,689)
At end of the year	¥ 26,905	¥ 22,843		¥ 21,421

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).